Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (175)	$ (150)	$ (835)	$ (333)
Experience adjustments	1			(1)
Return on plan assets (excluding interest based on discount rate)	(169)	(222)	194	(90)
Total remeasurements of employee benefit plans	(343)	(372)	(641)	(424)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(16)	(14)	(63)	(28)
Experience adjustments	(1)	3	(5)	1
Total remeasurements of employee benefit plans	$ (17)	$ (11)	$ (68)	$ (27)